Loss per share - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to Ecarx Holdings Inc.	$ (20,988)	$ (69,056)
Accretion of redeemable noncontrolling interests	(1,809)	0
Numerator for basic and diluted net loss per share calculation	$ (22,797)	$ (69,056)
Denominator:
Weighted average number of ordinary shares – basic (in shares)	368,244,708	337,210,153
Weighted average number of ordinary shares – diluted (in shares)	368,244,708	337,210,153
Net loss per share attributable to ordinary shareholders - basic (in USD per share)	$ (0.06)	$ (0.20)
Net loss per share attributable to ordinary shareholders - diluted (in USD per share)	$ (0.06)	$ (0.20)